CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		9 Months Ended		45 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
Income Statement [Abstract]
Net loss for the period	$ (3,835,911)	$ (1,749,062)	$ (11,162,574)	$ (14,378,710)	$ (66,437,198)
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on marketable securities (Note 5)	(100,829)	87,462	(344,747)	(179,687)	731,880
Adjustment for realized (gains) losses included in net loss	4,039	0	4,039	(7,373)	(1,017,653)
Impairment of marketable securities	75,576	0	75,576	0	509,549
Other comprehensive income (loss)	(21,214)	87,462	(265,132)	(187,060)	223,776
Comprehensive loss for the period	$ (3,857,125)	$ (1,661,600)	$ (11,427,706)	$ (14,565,770)	$ (66,213,422)